Financial Instruments	12 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Financial Instruments
29.	FINANCIAL INSTRUMENTS

a.	Categories of financial instruments

	2022	2023
	US$	US$
Financial assets
Financial assets at FVTPL	19,130	14,413
Amortized cost	376,986	328,024

Financial liabilities
Amortized cost	4,304	123,780

b.	Financial risk management objectives and policies
The Group’s major financial instruments include accounts receivable, deposits, other receivables, financial assets at FVTPL, bank balances and cash, fiduciary bank balances, amounts due from (to) AMTD Group, joint ventures and non-controlling shareholders, bank borrowings, clients’ monies held on trust, accounts payable
,
other payables and accruals. Details of the financial instruments are disclosed in respective notes. The risks associated with these financial instruments include market risk (currency risk, interest rate risk and other price risk), credit risk and liquidity risk. The policies on how to mitigate these risks are set out below. The management of the Group manages and monitors these exposures to ensure appropriate measures are implemented in a timely and effective manner.
Market risk

(i)	Currency risk
Certain transactions of the Group are denominated in foreign currencies which are different from the functional currency and therefore the Group is exposed to foreign currency risk. The Group currently does not have a foreign currency hedging policy. However, management monitors foreign exchange exposure and will consider hedging significant foreign exchange exposure should the need arise.
For the entities of which their functional currency is HK$ while holding assets denominated in US$, the directors of the Company consider that as HK$ is pegged to US$, the Group is not subject to significant foreign currency risk from change in foreign exchange rate of HK$ against US$.
In the opinion of management of the Group, the expected change in foreign exchange rate will not have significant impact on the carrying amount of the foreign currency denominated monetary assets and liabilities, hence sensitivity analysis is not presented.

(ii)	Interest rate risk
The Group is also exposed to cash flow interest rate risk in relation to variable-rate bank borrowings and amount due to a non-controlling shareholder, variable-rate fiduciary bank balances and bank balances. The Group’s exposure to cash flow interest rate risk in relation to variable-rate fiduciary bank balances and bank balances is limited given the current market interest rates on bank deposits are relatively low and stable.
If interest rate of variable-rate bank borrowings and amount due to a non-controlling shareholder had increased/decreased by 50 basis points with all other variables held constant, the decrease/increase on the Group’s profit after tax for the year would be US$275 and US$139 during the year ended April 30, 2023, respectively. In management’s opinion, the sensitivity analysis is unrepresentative of the inherent interest rate risk as the year end exposure does not reflect the exposure during the year.

(iii)	Other price risk
The Group is exposed to equity price risk through its investments in equity securities measured at FVTPL. The Group invested in certain unquoted equity securities for investees operating in digital and technology industry sector for long term strategic purposes which had been measured as FVTPL. The Group has appointed a special team to monitor the price risk and will consider hedging the risk exposure should the need arise.
Sensitivity analysis
The sensitivity analyzes have been determined based on the exposure to equity price risk at the reporting date. If the prices of the respective equity instruments had been 3% higher/lower, the pre-tax
profit for the years ended April 30, 2021, 2022 and 2023 would increase/decrease by US$823, US$335 and US$15, respectively, as a result of the changes in fair value of equity investments at FVTPL.
Credit risk and impairment assessment
Credit risk refers to the risk that the Group’s counterparties default on their contractual obligations resulting in financial losses to the Group. The Group’s credit risk exposures are primarily attributable to accounts receivable, other receivables and deposits, bank balances, fiduciary bank balances and amounts due from AMTD Group, joint ventures and a non-controlling shareholder. The Group does not hold any collateral or other credit enhancements to cover its credit risks associated with its financial assets.
The Group performed impairment assessment for financial assets under ECL model. Information about the Group’s credit risk management, maximum credit risk exposures and the related impairment assessment, if applicable, are summarized as below:
Commission receivable arising from the digital solutions services—financial services, accounts receivable arising from the digital solutions services—non financial services and accounts receivable from hotel operations, hospitality and VIP services
Before accepting any new customer, the Group uses an internal credit scoring system to assess the potential customer’s credit quality and defines credit limits by customer. Limits and scoring attributed to customers are reviewed twice a year. Other monitoring procedures are in place to ensure that follow-up
action is taken to recover overdue debts. In this regard, the management considers that the Group’s credit risk is significantly reduced.
The Group has concentration of credit risk as 26% and 46% of the commission receivable arising from the digital solutions services—financial services due from the Group’s five largest customers as at April 30, 2022 and 2023, respectively. The Group has concentration of credit risk as 66% and 16% of the accounts receivable arising from the digital solutions services—non financial services due from the Group’s five largest customers as at April 30, 2022 and 2023, respectively. In order to minimize the credit risk, the management of the Group has delegated a team responsible for determination of credit limits and credit approvals.
Credit risk and impairment assessment - (Continued)
Commission receivable arising from the digital solutions services—financial services, accounts receivable arising from the digital solutions services—non financial services and accounts receivable from hotel operations, hospitality and VIP services - (Continued)

In addition, the Group performs impairment assessment under ECL model on commission receivable from digital solutions services—financial services with significant balances or credit-impaired and accounts receivable arising from digital solutions services—non financial services individually. The remaining commission receivable and receivable from hotel operations, hospitality and VIP services are assessed collectively and grouped based on shared credit risk characteristics by reference to the Group’s past due status of outstanding balances, nature, size and industry of debtors and external credit ratings. The Company assesses the ECL of commission receivable arising from the digital solutions services—financial services and accounts receivable from hotel operation services based on historical observed default rates over the expected life of the debtors and forward-looking information that is available without undue cost or effort. The forward looking information is considered through the use of publicly available economic data and forecasts, including macroeconomic data such as GDP growth and unemployment rate. For the years ended April 30, 2021, 2022 and 2023 the Group assessed the ECL for commission receivable arising from the digital solutions services—financial services, accounts receivable arising from digital solutions services—non financial services and accounts receivable from hotel operations, hospitality and VIP services to be insignificant and thus no loss allowance is recognized.
Fiduciary bank balances and bank balances
Credit risk on fiduciary bank balances and bank balances is limited because the counterparties are reputable banks with high credit ratings assigned by international credit agencies. The Group assessed 12m ECL for fiduciary bank balances and bank balances by reference to information relating to probability of default and loss given default of the respective credit rating grades published by external credit rating agencies. Based on the average loss rates, the 12m ECL on fiduciary bank balances and bank balances is considered to be insignificant and therefore no loss allowance was recognized.
Amounts due from AMTD Group, joint ventures and a non-controlling shareholder
The Group regularly evaluates the business performance of AMTD Group, joint ventures and non-controlling shareholders. The Group’s credit risks in these balances are considered low due to the strong financial positions of these entities. The management believes that there are no significant increases in credit risk of these amounts since initial recognition and the Group provided impairment based on 12m ECL. For the years ended April 30, 2021, 2022 and 2023, the Group assessed the ECL for amounts due from AMTD Group, joint ventures and a non-controlling shareholder to be insignificant and thus no loss allowance is recognized.
Consideration receivables, other receivables and deposits
For consideration receivables, other receivables and deposits, the Group regularly reviews the recoverable amount of each individual debtor to ensure that adequate impairment losses are recognized for irrecoverable debts. The Group performs impairment assessment under ECL model on such consideration receivables, other receivables and deposits individually. The Group believes that there is no significant increase in credit risk of these amounts since initial recognition and the Group provided impairment based on 12m ECL. For the years ended April 30, 2021, 2022 and 2023, the Group assessed the ECL for consideration receivables, other receivables and deposits are insignificant and thus no loss allowance is recognized.
The Group’s internal credit risk grading assessment comprises the following categories:

Internal credit rating	Description
Commission receivable
from digital solutions
services—financial services,
accounts receivable arising
from digital solutions
services—non financial
services and accounts
receivable from hotel
operations, hospitality and VIP
services
Other financial assets

Normal risk	The counterparty has a low risk of default and usually settled within credit period	Lifetime ECL-not credit-impaired	12-month ECL

Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources	Lifetime ECL-not credit-impaired	Lifetime ECL-not credit-impaired

Loss	There is evidence indicating the asset is credit-impaired	Lifetime ECL-credit-impaired	Lifetime ECL-credit-impaired

Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery	Amount is written off	Amount is written off

The table below details the credit risk exposures of the Group’s financial assets, which are subject to ECL assessment:

	Notes	Internal credit rating	12m ECL or lifetime ECL	2022 Gross carrying amount	2023 Gross carrying amount
				US$	US$
Financial assets at amortized costs
Commission receivable from digital solutions services—financial services	21	(Note)	Lifetime ECL (provision matrix)	201	274
Accounts receivable arising from digital solutions services—non financial services	21	(Note)	Lifetime ECL - not credit-impaired	4,838	8,541
Accounts receivable from hotel operations, hospitality and VIP services	21	(Note)	Lifetime ECL (provision matrix)	—	988
Consideration receivables	21	Normal risk	12-month ECL	32,520	—
Deposits	21	Normal risk	12-month ECL	—	141
Note receivables	21	Normal risk	12-month ECL	677	150
Other receivables	21	Normal risk	12-month ECL	1,488	6,886
Amounts due from joint ventures	16	Normal risk	12-month ECL	—	30,346
Amount due from AMTD Group	30	Normal risk	12-month ECL	321,438	126,444
Amount due from a non-controlling shareholder	30	Normal risk	12-month ECL	—	539
Cash and cash equivalents		Aa3	12-month ECL	14,337	152,930
Fiduciary bank balances		Normal risk	12-month ECL	1,487	785

				376,986	328,024

Note:
For commission receivable from digital solutions services—financial services, accounts receivable arising from digital solutions services—non financial services and accounts receivable from hotel operations, hospitality and VIP services, the Group has applied the simplified approach in IFRS 9 to measure the loss allowance at lifetime ECL. The Group determines the ECL on commission receivable from digital solutions services—financial services and accounts receivable from hotel operations, hospitality and VIP services on a collective basis, grouped by internal credit rating. For accounts receivable arising from digital solutions services—non financial services, the ECL is assessed on an individual basis.

The previously written off accounts receivable amounting to US$20 and US$2 had been recovered during the year ended April 30, 2022 and 2023, respectively.
The expected credit losses as at April 30, 2022 and 2023 were insignificant and no loss allowance was provided.

Liquidity risk
In managing the liquidity risk, the Group monitors and maintains a level of cash and cash equivalents deemed adequate by management to finance the Group’s operations and mitigate the effects of fluctuations in cash flows.
The following table details the Group’s remaining contractual maturity for its financial liabilities. The table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group may be required to pay. The maturity dates for non-derivative
financial liabilities are based on the agreed repayment dates.
Liquidity tables

	Weighted average interest rate	On demand or less than 1 year	Total undiscounted cash flows	Carrying amount
		US$	US$	US$
At April 30, 2022
Accounts payable	—	10	10	10
Clients’ monies held on trust	—	847	847	847
Other payables and accruals	—	3,447	3,447	3,447

		4,304	4,304	4,304

	Weighted average interest rate	On demand or less than 1 year	Total undiscounted cash flows	Carrying amount
		US$	US$	US$
At April 30, 2023
Accounts payable	—	493	493	493
Clients’ monies held on trust	—	428	428	428
Other payables and accruals	—	3,253	3,253	3,253
Interest bearing bank borrowings	7.6%	66,764	66,764	65,803
Interest bearing amount due to a non-controlling shareholder	5.3%	34,283	34,283	33,122
Non-interest bearing amount due to a non-controlling shareholder	—	20,681	20,681	20,681

		125,902	125,902	123,780

Bank borrowings with a repayment on demand clause are included in the “on demand or less than 1 month” time band in the above maturity analysis. As at April 30, 2023, the aggregate carrying amounts of these bank borrowings amounted to US$50,803. Taking into account the Group’s financial position, the directors of the Company do not believe that it is probable that the banks will exercise their discretionary rights to demand immediate payment. The directors of the Company believe that such borrowings will be repaid in accordance with the scheduled repayment dates set out in the loan agreements. As at April 30, 2023, assuming the banks will not exercise their discretionary rights to demand immediate repayment, the aggregate principal and interest cash outflows for such bank borrowings amount to US$3,251 repayable within one year and US$52,424 repayable in one to two years.

c.	Fair value measurements of financial instruments
Some of the Group’s financial instruments are measured at fair value for financial reporting purposes. The management of the Company are responsible for determining the appropriate valuation techniques and inputs for fair value measurements.
In estimating the fair value, the Group uses observable market data to the extent it is available. Where Level 1 inputs are not available, the Group makes reference to the prices of recent transactions or engages third-party qualified valuers to perform the valuation.
The management of the Company works closely with the qualified external valuers to establish the appropriate valuation techniques and inputs to the model. The management reports the findings to the board of directors of the Company to explain the cause of fluctuations in the fair value.

(i)	Fair value of the Group’s financial assets that are measured at fair value on a recurring basis
The Group’s investments in private equity are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these financial assets are determined (in particular, the valuation technique(s) and inputs used).

Financial assets	Fair value as at		Fair value hierarchy	Valuation technique(s) and key inputs	Significant unobservable input(s)
	2022	2023
	US$	US$

Financial assets at FVTPL - unlisted equity securities	488	489	Level 2	The fair values of unlisted equity investments are determined with reference to the recent transaction price of the investments.	N/A

	10,603	—	Level 3	Market approach - the option pricing model (“OPM”) backsolve approach was used to calculate the implied equity value of the investee. Once an overall equity value was determined, amounts were allocated to the various classes of equity based on the security	Expected volatility ranged from 57.4% to 68.6% as at April 30, 2022, respectively, taking into account peer companies’ volatility used by market participants when pricing the investment (note (i)).

Financial assets	Fair value as at		Fair value hierarchy	Valuation technique(s) and key inputs	Significant unobservable input(s)
	2022	2023
	US$	US$
				class preferences. The inputs to the OPM backsolve approach are the recent transaction price for capital structure, probability of IPO, redemption and liquidation, the risk-free interest rate and expected volatility.

Movie income right investments	8,039	13,924	Level 3	Income approach - in this approach, the discounted cash flow method was used to capture the present value of the expected future economic benefits to be derived from the investments in these movie income right investments, based on an appropriate discount rate.
Discount rate, taking
into account weighted
average cost of capital
determined
using a Capital Asset
Pricing Model ranged
from
10.40
% to
12.59
% and
10.40
% to
13.67
% as at April 30, 2022 and 2023
(note (ii)) and expected ticket sales performance and expected movie production costs.

Notes:
(i)
A change in the expected volatility used in isolation would result in a change in the fair value of the private equity investments. A 5% increase/(decrease) in the expected volatility holding all other variables constant would result in a net (decrease)/increase in the carrying amount of the private equity investments by (US$108)/US$102 as at April 30, 2022.

(ii)
A 5% increase/(decrease) in the discount rate holding all other variables constant would (decrease)/increase the carrying amount of the movie income right investments by (US$603)/US$
691
and (US$529)/US$60 as at April 30, 2022 and 2023, respectively.

Reconciliation of Level 3 fair value measurements

	Unlisted investments classified as equity instruments at FVTPL	Movie income right investments	Total
	US$	US$	US$
At May 1, 2021	26,126	10,445	36,571
Total gains in profit or loss	16,564	371	16,935
Transfer from Level 2 to Level 3	796	—	796
Receipt of investment return	—	(2,681)	(2,681)
Disposals	(32,712)	—	(32,712)
Exchange realignment	(171)	(96)	(267)

At April 30, 2022	10,603	8,039	18,642
Total gains in profit or los s	15,036	350	15,386
New investment	—	5,545	5,545
Disposals	(25,650)	—	(25,650)
Exchange realignment	11	(10)	1

At April 30, 2023	—	13,924	13,924

The net unrealized gains of US$1,952, US$188 and US$350 for the years included in profit or loss related to financial assets at FVTPL held at April 30, 2021, 2022 and 2023, respectively.
The investments of US$796 were transferred from Level 2 to Level 3 category during the years ended April 30, 2022, and the transfers are primarily attributable to changes in observability of valuation inputs in valuing these investments. Other than those disclosed above, there were no other transfer out of Level 2 and Level 3 during the years ended April 30, 2022 and 2023.
There were no other transfer out of Level 1 and Level 3 during the years ended April 30, 2022 and 2023.

(ii)	Fair value of financial assets and financial liabilities that are not measured at fair value on a recurring basis
The Company considers that the carrying amount of the Group’s financial assets and financial liabilities recorded at amortized cost in the consolidated financial statements approximate their fair values due to the short-term nature of these instruments. Such fair values have been determined in accordance with generally accepted pricing models based on a discounted cash flow analysis.